Short-term Investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-term Investments
Cost	¥ 22,545,122	¥ 10,565,640
Unrealized Gains	258,381	190,503
Estimated Fair Value	¥ 22,803,503	¥ 10,756,143
Investment, Type [Extensible Enumeration]	Short-term Investments [Member]	Short-term Investments [Member]
Investment income related to short-term investments	¥ 1,108,400	¥ 530,600	¥ 414,200
Equal to or more than
Short-term Investments
Short-term investments, effective yields (as a percent)	1.13%	1.41%
Less than
Short-term Investments
Short-term investments, effective yields (as a percent)	5.61%	6.70%